Balance Sheet Details (Tables)	12 Months Ended
Jul. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventories	Inventories consist of the following:
	July 31,
	2019	2018
Raw materials	$30,000	$39,000
Finished goods	147,000	158,000
	$177,000	$197,000

Schedule of Property Plant and Equipment

Property, plant, and equipment consist of the following:

	July 31,
	2019	2018
Computers and equipment	$1,072,000	$1,064,000
Furniture and fixtures	21,000	21,000
	1,022,000	1,085,000
Less accumulated depreciation	(731,000)	(624,000)
	$362,000	$461,000

Schedule of Patents	Patents consist of the following:
	July 31,
	2019	2018
Patents	$3,504,000	$3,500,000
Less accumulated amortization	(2,975,000)	(2,842,000)
	$529,000	$658,000

Schedule of Future Patent Amortization Expense	At July 31, 2019, future patent amortization expense is expected to be as follows:
2020	$87,000
2021	76,000
2022	48,000
2023	42,000
2024	42,000
Thereafter	234,000
$529,000